Simplify Hedged Equity ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 100.8%
iShares Core S&P 500 ETF(a)(b)
(Cost $24,346,497) .......................................................... 52,974 $ 24,033,774
Number of
Contracts Notional Amount
Purchased Options – 0.8%
Puts – Exchange-Traded – 0.8%
S&P 500 Index, April Strike Price $4,235, Expires 4/14/22 ............... 18 $ 7,623,000 10,800
S&P 500 Index, May Strike Price $4,160, Expires 5/20/22 ............... 18 7,488,000 64,620
S&P 500 Index, June Strike Price $4,180, Expires 6/17/22 ............... 18 7,524,000 121,500
196,920
Total Purchased Options (Cost $645,568) .......................................................... 196,920
Total Investments – 101.6%
(Cost $24,992,065) .......................................................................... $ 24,230,694
Liabilities in Excess of Other Assets – (1.6)% ....................................................... (382,511)
Net Assets – 100.0% .......................................................................... $ 23,848,183
Number of
Contracts Notional Amount
Written Options – (2.3)%
Calls – Exchange-Traded – (2.2)%
S&P 500 Index, April Strike Price $4,620, Expires 4/14/22 ............... (18) $ (8,316,000) $ (41,760)
S&P 500 Index, May Strike Price $4,555, Expires 5/20/22 ............... (18) (8,199,000) (202,500)
S&P 500 Index, June Strike Price $4,560, Expires 6/17/22 ............... (18) (8,208,000) (259,380)
(503,640)
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, April Strike Price $3,570, Expires 4/14/22 ............... (18) (6,426,000) (1,800)
S&P 500 Index, May Strike Price $3,500, Expires 5/20/22 ............... (18) (6,300,000) (11,160)
S&P 500 Index, June Strike Price $3,520, Expires 6/17/22 ............... (18) (6,336,000) (27,720)
(40,680)
Total Written Options (Premiums Received $656,082) ................................................. $ (544,320)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $7,259,040 have been pledged as collateral for options as of March 31, 2022.

Simplify Hedged Equity ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 100.8%
Purchased Options ............................................................................... 0.8%
Total Investments ................................................................................ 101.6%
Liabilities in Excess of Other Assets .................................................................. (1.6)%
Net Assets ..................................................................................... 100.0%